RIGHT-OF-USE ASSETS AND LEASES LIABILITIES	6 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

13. RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

(a) Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at September 30, 2025	$1,095,000
Net book amount at March 31, 2026	$800,000

The lease liabilities are as below:

	March 31, 2026 (Unaudited)	September 30, 2025
	USD’000	USD’000
Lease liabilities - current	228	346
Lease liabilities – non-current	629	808
	857	1,154

Contractual undiscounted cash flows for the leases:

	As of March 31, 2026 (Unaudited)
	Within one year	One to five years	Total contractual undiscounted cash flow
	USD’000	USD’000	USD’000
Undiscounted cash flows for the leases:	318	717	1,035

Contractual undiscounted cash flows for the leases:

	As of September 30, 2025
	Within one year	One to five years	Total contractual undiscounted cash flow
	USD’000	USD’000	USD’000
Undiscounted cash flows for the leases:	463	939	1,402

(b) Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts relating to leases:

Six months ended
March 31, 2026 (Unaudited)
USD’000
Amortization charge of right-of-use assets	100
Interest expense	54

Six months ended
March 31, 2025 (Unaudited)
USD’000
Amortization charge of right-of-use assets	148
Interest expense	82

The total cash outflow in financing activities for leases during the six months ended March 31, 2026 and 2025 was $ 154,000, and $ 230,000, respectively.